Convertible Notes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Feb. 14, 2022	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Change of control conversion description		The conversion price decreases by up to two $1 increments if the company elects to extend the maturity of the Note by up to two successive years following the initial maturity date of February 14, 2025
Amortization of debt issuance costs		$ 27	$ 50
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		40,000
Issuance costs		$ 596
Term of debt issuance costs amortization		3 years
Debt interest rate		0.14%
Lynrock Lake Master Fund LP [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 40,000
Conversion rate description	The Note is convertible into the company’s ordinary shares atan initial conversion rate of 97.0874 ordinary shares per $1,000 of the principal amount being converted (based on an initial conversion price equal to $10.30 per ordinary share).
conversion price decreases by	up to two $1 increments if the company elects to extend the maturity of the Note by up to two successive years